GUIDESTONE FUNDS
Supplement dated September 18, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, MyDestination 2065 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL UNDERWRITER CHANGE
Effective November 1, 2026, Ultimus Fund Distributors, LLC (UFD) will become principal underwriter of each series of GuideStone Funds (collectively, the Funds). Upon effectiveness, Foreside Funds Distributors LLC (Foreside) will no longer serve as the principal underwriter, and at that time, all references to Foreside will be deleted in their entirety and replaced with references to UFD. In addition, the following changes will be made:
In the section “Service Providers,” on page 227, the disclosure with respect to the Principal Underwriter is amended as follows:
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
In the section “Shareholder Servicing Arrangements,” on page 243, the first paragraph is deleted in its entirety and replaced with the following:
Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (Underwriter). The Board of Directors has adopted a separate Shareholder Service Plan for the Investor Class (Service Plan).
On the back cover, the reference to the disclosure with respect to the principal underwriter is amended as follows:
Funds distributed by Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
i

II.  FEES AND EXPENSES CHANGES TO THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund (VEF), on page 138, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.60%	0.60%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.66%	0.93%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the VEF, on page 138, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$67	$95
3 Years	$211	$296
5 Years	$368	$515
10 Years	$822	$1,143
III.  SUB-ADVISER CHANGE FOR THE VALUE EQUITY FUND
Effective on or about October 3, 2026, Federated MDTA LLC (MDT) will become a new sub-adviser to the VEF.
In the section “Sub-Advisers and Portfolio Managers” for the VEF, on page 142, the following disclosure is added in alphabetical order.

Federated MDTA LLC
Daniel Mahr, CFA Senior Vice President, Head of MDT Group	Since October 2026
Damien Zhang, CFA Senior Vice President, Head of MDT Research	Since October 2026
Frederick Konopka, CFA Vice President, Portfolio and Trading Manager	Since October 2026
John Paul Lewicke Vice President, Research Manager MDT Advisers	Since October 2026
Under the heading “Sub-Advisers” for the VEF, on page 221, the disclosure for MDT is added in alphabetical order:
Federated MDTA LLC (MDT), 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts 02110: MDT is a wholly owned subsidiary of Federated Hermes, Inc. Federated Hermes, Inc. was founded in 1955 and is publicly traded on the NYSE and privately controlled. As of June 30, 2026, the firm had assets under management of approximately $9.7 trillion. The portfolio managers responsible for the day-to-day management of an assigned portion of the Value Equity Fund are Daniel Mahr, CFA, Senior Vice President and Head of MDT Group, Damien Zhang,
ii

CFA, Senior Vice President and Head of MDT Research, Frederick Konopka, CFA, Vice President and Portfolio and Trading Manager and John Paul Lewicke, Vice President and Research Manager MDT Advisers. Messrs. Mahr and Konopka have each served as portfolio managers for MDT for more than 20 years, and Messrs. Zhang and Lewicke have each served as portfolio managers for MDT for more than 15 years.
IV.  FEES AND EXPENSES CHANGES TO THE GROWTH EQUITY FUND
Under the heading “Fees and Expenses” for the Growth Equity Fund (GEF), on page 148, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.59%	0.59%
Other expenses	0.05%	0.30%
Total annual Fund operating expenses	0.64%	0.89%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 148, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$65	$91
3 Years	$205	$284
5 Years	$357	$493
10 Years	$798	$1,096
V.  SUB-ADVISER CHANGES FOR THE GROWTH EQUITY FUND
Effective on or about September 30, 2026, Los Angeles Capital Management LLC (LA Capital) will become a new sub-adviser to the GEF. Prior to the time in which LA Capital will become a new sub-adviser to the GEF, Sands Capital Management, LLC (Sands) will no longer serve as a sub-adviser to the GEF, and at that time, all references to Sands will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 152, the following disclosure is added in alphabetical order.

Los Angeles Capital Management LLC
Daniel E. Allen, CFA Chief Executive Officer, President, Senior Portfolio Manager and Principal	Since September 2026
Edward Rackham, PhD Chief Investment Officer and Principal	Since September 2026
Anthony Arefian, CFA Senior Managing Director	Since September 2026
Steven Chew, CFA Portfolio Manager	Since September 2026
Kenneth Lim, CFA Portfolio Manager	Since September 2026
iii

Under the heading “Sub-Advisers” for the GEF, on page 222, the disclosure for LA Capital is added in alphabetical order:
Los Angeles Capital Management LLC (LA Capital), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025: LA Capital is a discretionary institutional global asset manager registered with the SEC. The firm was founded in 2002, and as of June 30, 2026, had assets under management of approximately $34.3 billion. The firm's Investment Committee oversees all investment-related decisions. A team approach is utilized for the day-to-day management of an assigned portion of the Growth Equity Fund. The team includes Daniel E. Allen, CFA, Chief Executive Officer, President, Senior Portfolio Manager and Principal, Edward Rackham, PhD, Chief Investment Officer and Principal, Anthony Arefian, CFA, Senior Managing Director, Steven Chew, CFA, Portfolio Manager, and Kenneth Lim, CFA, Portfolio Manager. Dr. Rackham and Messrs. Allen, Arefian, Chew and Lim have each served as portfolio managers for LA Capital for more than 10 years.
VI.  FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund (SCEF), on page 153, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.78%	0.78%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.87%	1.15%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the SCEF, on page 153, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$89	$117
3 Years	$278	$365
5 Years	$482	$633
10 Years	$1,073	$1,398
VII.  SUB-ADVISER CHANGES FOR THE SMALL CAP EQUITY FUND
Effective on or about September 30, 2026, Congress Asset Management Company, LLP (Congress) will become a new sub-adviser to the SCEF. Prior to the time in which Congress will become a new sub-adviser to the SCEF, Jacobs Levy Equity Management, Inc. (Jacobs Levy) will no longer serve as a sub-adviser to the SCEF, and at that time, all references to Jacobs Levy will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the SCEF, on page 157, the following disclosure is added in alphabetical order.

Congress Asset Management Company, LLP
Jeffrey Kerrigan, CFA Vice President and Portfolio Manager	Since September 2026
iv

Under the heading “Sub-Advisers” for the SCEF, on page 223, the disclosure for Congress is added in alphabetical order:
Congress Asset Management Company, LLP (Congress), 2 Seaport Lane, Fifth Floor, Boston, Massachusetts 02210: Congress is an independent, management-owned SEC registered investment adviser founded in 1985. As of June 30, 2026, the firm had assets under management of approximately $24.8 billion (inclusive of $9.2 billion in non-discretionary assets to model delivery sponsors). The Investment Policy Committee oversees investment-related decisions and is chaired by Jeffrey Kerrigan, CFA, Vice President and Portfolio Manager. Mr. Kerrigan is responsible for the day-to-day management of an assigned portion of the Small Cap Equity Fund. Mr. Kerrigan has served as a portfolio manager at Congress for more than five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
v

GUIDESTONE FUNDS
Supplement dated September 18, 2026
to
Statement of Additional Information (SAI) dated May 1, 2026
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  PRINCIPAL UNDERWRITER CHANGE
Effective November 1, 2026, Ultimus Fund Distributors, LLC (UFD) will become the principal underwriter of each series of GuideStone Funds. Upon effectiveness, Foreside Funds Distributors LLC (Foreside) will no longer serve as the principal underwriter, and at that time, all references to Foreside will be deleted in their entirety. In addition, the following changes will be made:
In the section “Other Service Providers,” on page 115, the disclosure with respect to the Underwriter is amended as follows:
Underwriter. Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Underwriter of each Fund’s shares pursuant to a Distribution Agreement (Agreement). The Agreement is for an initial two-year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Directors or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.
On the back cover of the SAI, the reference to the disclosure with respect to the principal underwriter is amended as follows:
Funds distributed by Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
II.  SUB-ADVISER CHANGE TO THE VALUE EQUITY FUND
Effective on or about October 2, 2026, Federated MDTA LLC (MDT) will become a new sub-adviser to the Value Equity Fund (VEF).
In the section disclosing Control Persons of Sub-Advisers for the VEF, on page 76, the following paragraph is added in alphabetical order.
Federated MDTA LLC (MDT), 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts 02110: MDT is an indirect, wholly owned subsidiary of Federated Hermes, Inc. (Federated Hermes). MDT organized as a Delaware limited liability company on February 13, 1997. Its original name was HBSS Newco LLC. MDT first registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, on November 13, 1997. Federated Hermes is organized as a Pennsylvania corporation and is a publicly owned company (Ticker Symbol: FHI).
i

In the section disclosing Portfolio Manager Compensation, beginning on page 89, the disclosure pertaining to MDT is added in alphabetical order:
Federated MDTA LLC (MDT). Portfolio managers receive a fixed base salary and a variable annual incentive designed to be competitive within the investment management industry. Base salary is determined based on experience, responsibilities and individual performance within a market-based salary range.
The variable annual incentive is based primarily on investment performance and may also include a discretionary component reflecting factors such as financial results, overall contributions and other considerations deemed relevant by management. Incentive compensation may be paid in cash or a combination of cash and restricted stock of Federated Hermes, Inc. (NYSE: FHI).
Investment performance is generally evaluated on a rolling one-, three- and five-year pre-tax gross total return basis relative to a fund’s benchmark (e.g., the Russell 1000® Value Index) and designated peer groups of comparable accounts. Performance periods may be adjusted when a portfolio manager has managed an account for less than the full evaluation period, and accounts with less than one year of performance history may be excluded.
In determining incentive compensation, accounts managed by a portfolio manager are grouped into investment strategies. Strategy performance is measured against applicable benchmarks and peer groups, with different strategies assigned varying weightings. Because the portfolio managers are responsible for multiple accounts and strategies, the Fund’s performance represents one component of the overall performance evaluation. Management retains discretion to adjust incentive awards based on overall contributions, account performance, and other factors deemed relevant.
Certain portfolio managers may also receive discretionary awards of restricted Federated Hermes, Inc. stock. The amount and timing of such awards are determined by senior management in its discretion.
III.  SUB-ADVISER CHANGES TO THE GROWTH EQUITY FUND
Effective on or about September 30, 2026, Los Angeles Capital Management LLC (LA Capital) will become a new sub-adviser to the Growth Equity Fund (GEF). Prior to the time in which LA Capital will become a new sub-adviser to the GEF, Sands Capital Management, LLC (Sands) will no longer serve as a sub-adviser to the GEF. Upon effectiveness, all references to Sands will be deleted in their entirety. In addition, the following changes will be made:
In the section disclosing Control Persons of Sub-Advisers for the GEF, beginning on page 76, the following paragraph is added in alphabetical order.
Los Angeles Capital Management LLC (LA Capital), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025: LA Capital is organized as a California limited liability company and is owned by key employees through its parent holding companies, LACM Holdings Inc. and LACM Equity LLC (collectively, the Parent Company). Thomas D. Stevens, Chairman, holds a controlling equity interest in the Parent Company.
In the section disclosing Portfolio Manager Compensation, beginning on page 89, the disclosure pertaining to LA Capital, is added in alphabetical order:
Los Angeles Capital Management LLC (LA Capital). LA Capital’s portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of LA Capital’s compensation policy or payment scheme is tied directly to the performance of one or more client portfolios or funds. Each of LA Capital’s portfolio managers receives a base salary fixed from year to year. In addition, the portfolio managers participate in

LA Capital’s profit sharing plan. The aggregate amount of the contribution to the firm’s profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation up to applicable legal limits. Each of the portfolio managers also receives compensation based upon the firm’s overall profits. Anthony Arefian, Steven Chew and Kenneth Lim are also eligible to receive a discretionary bonus from the firm.
IV.  SUB-ADVISER CHANGES TO THE SMALL CAP EQUITY FUND
Effective on or about September 30, 2026, Congress Asset Management Company, LLP (Congress) will become a new sub-adviser to the Small Cap Equity Fund (SCEF). Prior to the time in which Congress will become a new sub-adviser to the SCEF, Jacobs Levy Equity Management, Inc. (Jacobs Levy) will no longer serve as a sub-adviser to the SCEF. Upon effectiveness, all references to Jacobs Levy will be deleted in their entirety. In addition, the following changes will be made:
In the section disclosing Control Persons of Sub-Advisers for the SCEF, on page 77, the following paragraph is added in alphabetical order.
Congress Asset Management Company, LLP (Congress), 2 Seaport Lane, Fifth Floor, Boston, Massachusetts 02210: Congress is a partnership between Lagan Holding Company Trust (an S Corporation – 99%) and Lagan-Congress Inc. (a C Corporation – 1%). Daniel A. Lagan, Christopher M. Lagan and Matthew T. Lagan own 100% of the voting stock of Lagan Holding Company Trust, and all three are employed at Congress. The firm is a privately-owned, boutique asset manager built for investors seeking equity and fixed income strategies.
In the section disclosing Portfolio Manager Compensation, beginning on page 89, the disclosure pertaining to Congress is added in alphabetical order:
Congress Asset Management Company, LLP (Congress). The portfolio manager’s compensation includes a base salary and annual bonus. The portfolio manager’s base salary is determined annually and reflects the portfolio manager’s level of experience and his responsibilities and tenure at the firm. Jeffrey Kerrigan receives a discretionary bonus; his bonus is also based, in part, on a percentage of total revenues received by Congress from the Small Cap Equity Fund and all other accounts managed by Mr. Kerrigan using the Congress Small Cap Value strategy. The bonus is linked to the performance of the strategy during the prior year, as measured by an independent ranking service. The portion of the bonus related to the performance of the Small Cap Equity Fund is based on the gross pre-tax performance of the Fund’s investments managed by Congress. All employees, including the portfolio manager, are eligible to participate in the firm’s 401(k) plan. The firm’s annual contribution to the plan is discretionary and based primarily on the firm’s profitability.

V.  CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 80, is amended to add the disclosures for each of Congress, LA Capital and MDT in alphabetical order. The information is current as of June 30, 2026.

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Congress Asset Management Company, LLC
Jeffrey Kerrigan, CFA	1	$524	1	$33	16	$498	N/A	N/A	N/A	N/A	N/A	N/A
Federated MDTA LLC*	18	$28,726	7	$2,854	163	$8,780	N/A	N/A	N/A	N/A	N/A	N/A
Frederick Konopka, CFA
John Paul Lewicke
Daniel Mahr, CFA
Damien Zhang, CFA
Los Angeles Capital Management LLC
Daniel E. Allen, CFA	17	$9,888	23	$10,852	30	$8,036	N/A	N/A	7	$2,900	9	$5,277
Anthony Arefian, CFA	5	$5,466	N/A	N/A	11	$5,792	N/A	N/A	N/A	N/A	N/A	N/A
Steven Chew, CFA	4	$3,173	4	$2,245	10	$490	N/A	N/A	1	$434	1	$474
Kenneth Lim, CFA	4	$3,173	N/A	N/A	3	$1	N/A	N/A	N/A	N/A	N/A	N/A
Edward Rackham, PhD	7	$5,984	1	$2,645	7	$3,972	N/A	N/A	1	$3	N/A	N/A
*
The Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE